Basis of preparation - Schedule of Foreign currency exchange rate (Details) - $ / £	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Corporate information and statement of IFRS compliance [abstract]
Closing foreign exchange rate	1.26627	1.21470
Average foreign exchange rate	1.24535	1.20080